Other Expenses	12 Months Ended
Dec. 31, 2019
Disclosure Of Cost And Expenses By Nature [Abstract]
Other Expenses

31.  OTHER EXPENSES

Other miscellaneous operating expenses for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019	2018	2017
Other expenses	ThUS$	ThUS$	ThUS$
Professional, outsourced and other services	(518,101)	(473,787)	(394,920)
Administrative expenses	(106,433)	(91,376)	(90,202)
Repairs and maintenance	(253,036)	(203,381)	(237,103)
Indemnities and fines	(11,535)	(11,966)	(4,507)
Taxes and charges	(25,673)	(20,548)	(26,413)
Insurance premiums	(38,755)	(37,793)	(38,522)
Leases and rental costs	(10,341)	(27,885)	(26,448)
Marketing, public relations and advertising	(11,811)	(12,737)	(5,137)
Other supplies	(155,940)	(126,511)	(99,092)
Travel expenses	(16,324)	(12,790)	(10,777)
Environmental expenses (1)	(2,760)	(2,311)	(10,035)

Total	(1,150,709)	(1,021,085)	(943,156)

(1)	It includes research costs recognized as expenses for the years ended December 31, 2019, 2018 and 2017, of ThUS$86, ThUS$856 and ThUS$137, respectively.